Stradley, Ronon, Stevens & Young, LLP
191 North Wacker Drive, Suite 1601
Chicago, IL 60606
(312) 964-3500

May 8, 2025

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549
Attention:  Jaea Hahn

RE:	Ivy Funds (the “Registrant”) File Nos. 811-06569; 033-45961

Dear Ms. Hahn:

On behalf of the Registrant, and pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), please find transmitted herewith for filing via the EDGAR system Post-Effective Amendment No. 210 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A.  As noted on the facing sheet, this filing relates solely to the Macquarie High Income Fund (the “Fund”), a series of the Registrant, and the Amendment does not affect the prospectuses and statements of additional information relating to the Registrant’s other series of shares.

The Registrant is filing this Amendment for the purpose of adding disclosure regarding investments in a wholly-owned subsidiary acting as an investment vehicle for the Fund, in order to effect investments consistent with the Fund’s investment objective.

If you have any questions or comments regarding this filing, please call me at (312) 964-3505.

Very truly yours, /s/ Mark R. Greer Mark R. Greer

cc:	Jonathan M. Kopcsik Bruce G. Leto Ross Oklewicz, Macquarie Asset Management Emilia P. Wang, Macquarie Asset Management